Trade and other payables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	30,538	—	26,252	—
Amounts payable to joint ventures and associates	1,866	—	2,369	—
Payables for capital expenditure and acquisitions[a]	3,868	1,196	7,325	1,345
Payables related to the Gulf of Mexico oil spill	1,617	10,863	2,279	11,922
Other payables	5,810	133	4,980	318
	43,699	12,192	43,205	13,585
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,381	33	2,272	35
Other payables	749	401	788	210
	3,130	434	3,060	245
	46,829	12,626	46,265	13,830

[a]	2018 includes $3,514 million deferred consideration relating to the acquisition of Petrohawk Energy Corporation from BHP Billiton Petroleum (North America) Inc. See Note 3 for further information.

Materially all of BP's trade payables have payment terms in the range of 30 to 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of Mexico oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in other payables for these elements of the agreements are $5,166 million payable over 13 years, $2,742 million payable over 14 years and $3,782 million payable over 13 years respectively at 31 December 2019. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $2,694 million (2018 outflow of $3,531 million, 2017 outflow of $5,336 million) related to the Gulf of Mexico oil spill, which includes payments made in relation to these agreements. For 2018 and 2017 payments under the 2012 agreement with the US government to resolve all federal criminal claims arising from the incident are also included. For full details of these agreements, see BP Annual Report and Form 20-F 2015.
Payables related to the Gulf of Mexico oil spill at 31 December 2019 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to eight years.